UNAUDITED PRO FORMA COMBINED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Pro Forma Adjustments	Dec. 31, 2012 Pro Forma	Nov. 30, 2012 Red Mountain Resources, Inc.	Dec. 31, 2012 Cross Border Resources, Inc.
ASSETS
Cash and cash equivalents		$ 624	$ 382	$ 242
Restricted cash		227	227
Accounts receivable - oil and natural gas sales		3,604	409	3,195
Accounts receivable - other		326	326
Accounts receivable - related party	(204)	5	209
Derivative Asset - Current Portion		236		236
Current Tax Asset		22		22
Debt issuance costs		145	145
Prepaid expenses and other current assets		696	231	465
Total current assets	(204)	5,885	1,929	4,160
Long-Term Investments:
Equity method investment in Cross Border Resources, Inc.	(11,877)		11,877
Investment in Cross Border Resources, Inc. warrants	(827)		827
Debentures - held to maturity		830	830
Oil and Natural Gas Properties, Successful Efforts Method:
Proved properties	(24,086)	45,493	25,533	44,046
Unproved properties	20,906	27,518	2,410	4,202
Other property and equipment	(77)	692	639	130
Less accumulated depreciation, depletion, amortization and impairment	16,096	(6,401)	(6,401)	(16,096)
Oil and natural gas properties, net	12,839	67,302	22,181	32,282
Other Assets:
Security deposit and other assets		299	299
Deferred financing costs, net of accumulated amortization	(101)			101
Derivative Asset, net of Current Portion		55		55
Other Assets		54		54
Total Assets	(170)	74,425	37,943	36,652
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable		8,911	4,684	4,227
Accounts payable - related party	(215)	4	4	215
Revenues payable		978	978
Accrued expenses	(131)	993	932	192
Derivative liability		209	209
Line of credit		1,556	1,556
Convertible notes payable, net of discount of $990		6,527	6,527
Creditors payable - current portion		758		758
Deferred Tax Liability		22		22
Asset retirement obligation - current portion		452		452
Environmental liability, current portion		860		860
Notes payable - current portion	(764)	2,760	2,760	764
Total current liabilities	(1,110)	24,030	17,650	7,490
Long-Term Liabilities:
Environmental liability, net of current portion		1,240		1,240
Line of credit		8,750		8,750
Stock issuance liability		100	100
Creditors payable, net of current portion		595		595
Asset retirement obligation, net of current portion		3,698	833	2,865
Total Liabilities	(1,110)	38,413	18,583	20,940
Commitments and Contingencies
Stockholders' Equity:
Common stock		17	1	16
Additional paid-in capital	(22,296)	46,860	36,385	32,771
Noncontrolling interest	6,161	6,161
Accumulated deficit	17,075	(17,026)	(17,026)	(17,075)
Total stockholders' equity	940	36,012	19,360	15,712
Total Liabilities and Stockholders' Equity	$ (170)	$ 74,425	$ 37,943	$ 36,652